SHAREHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2018
Federal Home Loan Banks [Abstract]
Share Capital

Subscribed and paid-in capital is R$32,038,471 (R$21,438,374 in 2017), represented by the following shares, without par value:

	Number of shares (in thousands)
	2018	2017
Total capital in shares
Common shares	2,298,247	668,034
Preferred shares	157,727	157,727

Total	2,455,974	825,761

Treasury shares
Common shares	32,030	148,282
Preferred shares	1,812	1,812

Total	33,842	150,094

Outstanding shares
Common shares	2,266,217	519,752
Preferred shares	155,915	155,915

Total outstanding shares	2,422,132	675,667

Summary of Calculations of Basic and Diluted Loss Per Share

The Company currently has no potential dilutive shares.

	2018	2017	2016
Net income (loss) attributable to owners of the Company	27,369,422	(3,736,518)	(15,502,132)

Net income (loss) allocated to common shares – basic and diluted	24,525,692	(2,874,290)	(11,924,904)
Net income (loss) allocated to preferred shares – basic and diluted	2,843,730	(862,228)	(3,577,228)

Weighted average number of outstanding shares
(in thousands of shares)
Common shares – basic and diluted	1,344,686	519,752	519,752
Preferred shares – basic and diluted	155,915	155,915	155,915

Net income (loss) per share (in Reais):
Common shares – basic and diluted	18.24	(5.53)	(22.94)
Preferred shares – basic and diluted	18.24	(5.53)	(22.94)

Summary of Fair Value of Restructured Senior Notes

Fair Value of Restructured Senior Notes
New I Common Shares	10,070,116
Delivery of treasury shares	773,072
Subscription Warrants	770,792

11,613,980